Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2012	2,733,536
Balance at Dec. 31, 2012	$ 2,734	$ 121,170,064	$ (63,368,890)	$ 57,803,908
Issuance of common stock under employee stock purchase plan (in shares)	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 2	80,716		80,718
Stock-based compensation for options (in shares)
Stock-based compensation for options		1,182,523		1,182,523
Net Loss			(24,775,289)	(24,775,289)
Balance (in shares) at Dec. 31, 2013	3,321,228
Balance at Dec. 31, 2013	$ 3,321	154,234,799	(88,144,179)	66,093,941
Issuance of common stock under employee stock purchase plan (in shares)	1,248
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 1	46,927		46,928
Stock-based compensation for options		953,470		953,470
Net Loss				(27,591,750)
Balance (in shares) at Dec. 31, 2014	3,332,839
Balance at Dec. 31, 2014	$ 3,333	157,694,623	(115,735,929)	41,962,027
Issuance of common stock under employee stock purchase plan (in shares)	2,838
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 3	49,754		49,757
Stock-based compensation for options		1,016,705		1,016,705
Net Loss			(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015	3,340,507
Balance at Dec. 31, 2015	$ 3,341	158,761,077	(156,218,731)	2,545,687
Issuance of common stock for consulting services (in shares)	5,000
Issuance of common stock for consulting services	$ 5	19,995		20,000
Issuance of common stock under employee stock purchase plan (in shares)	4,459
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 4	10,696		10,700
Stock-based compensation for options (in shares)
Stock-based compensation for options		296,385		296,385
Net Loss			(6,993,320)	(6,993,320)
Balance (in shares) at Mar. 31, 2016	3,349,966
Balance at Mar. 31, 2016	$ 3,350	$ 159,088,153	$ (163,212,051)	$ (4,120,548)